Loans and other financial assets at amortized cost, and loans and receivables_Changes in gross carrying amount of other financial assets (Details)	12 Months Ended
Dec. 31, 2018 KRW (₩)
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	₩ 6,771,371,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial assets	0
Charge off	(28,201,000,000)
Disposal	(1,645,000,000)
Net increase and others	813,065,000,000
Ending balance	7,554,590,000,000
Stage 1
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	6,662,335,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	7,573,000,000
Transfer to lifetime expected credit losses	(11,418,000,000)
Transfer to credit-impaired financial assets	(7,580,000,000)
Charge off	0
Disposal	0
Net increase and others	803,480,000,000
Ending balance	7,454,390,000,000
Stage 2
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	29,124,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(7,556,000,000)
Transfer to lifetime expected credit losses	11,734,000,000
Transfer to credit-impaired financial assets	(1,110,000,000)
Charge off	0
Disposal	(5,000,000)
Net increase and others	(3,994,000,000)
Ending balance	28,193,000,000
Stage 3
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	79,912,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(17,000,000)
Transfer to lifetime expected credit losses	(316,000,000)
Transfer to credit-impaired financial assets	8,690,000,000
Charge off	(28,201,000,000)
Disposal	(1,640,000,000)
Net increase and others	13,579,000,000
Ending balance	₩ 72,007,000,000